Longterm debt (Tables)	12 Months Ended
Dec. 31, 2024
Longterm debt
Maturity Of Long-term Debt
Repayment of principal and interest:
2025	$137,593
2026	133,148
2027	128,704
2028	124,259
2029	119,815
2030 to 2031	162,129
Total principal and interest payments	805,648
Less interest	(92,685)
Total principal remaining	712,963
Current portion of long-term debt	111,111
Non-current portion of long-term debt	601,852